Commitments and contingencies: (Details 2) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 02, 2012	Jun. 30, 2013	Jun. 30, 2011	Jun. 30, 2012	Oct. 02, 2012 Credit Agreement with Wells Fargo	Jun. 30, 2013 Credit Agreement with Wells Fargo	Jun. 30, 2013 Gloria's Ranch, LLC lawsuit Maximum	Sep. 12, 2012 EXCO and BG	Oct. 02, 2012 EXCO and BG	May 18, 2011 EXCO and BG
Legal proceedings
Percentage of acreage position having material effect if adjudicated entirely in favor of the mineral owner							17.00%
Other - Long-term Drilling Credit				$ 9,517,258						$ 18,000,000
Final judgment amount in favor of the Company								12,800,000
Amount to be received in cash on settlement									12,179,853
Amount paid under the revolving credit facility		9,134,890	(5,000,000)		9,134,890	9,134,980
Reimbursement of legal and arbitration expenses	$ 677,303